SCHEDULE OF LOSS FROM DISCONTINUED OPERATION IN THE CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from discontinued operation, net of income taxes			¥ 1,596	¥ 1,903
Profit on disposal of discontinued operation				¥ (26,719)